Note 10 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal	$ (3)	$ (2)
State	163	169
Total current income taxes	160	167
Federal
State
Total deferred income taxes
Total provision for income taxes	$ 160	$ 167